Other commitments and contingencies, concentrations and factors that may affect future operations: (Tables)	12 Months Ended
Mar. 31, 2011
Product Warranty Disclosure

The changes in product warranty liability for the years ended March 31, 2010 and 2011 are summarized as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Balance at beginning of year	¥112	¥85	$1,022
Addition	122	928	11,161
Utilization	(149)	(61)	(734)
Foreign exchange impact	—	7	84

Balance at end of year	¥85	¥959	$11,533